Other Receivables and Contract Assets	12 Months Ended
Dec. 31, 2023
Other Receivables And Contract Assets [Abstract]
Other Receivables and Contract Assets	Other Receivables and Contract Assets
Current Other Receivables and Contract Assets

	December 31,
	2023	2022
	£’000	£’000
VAT recoverable	3,356	3,040
Prepayments	5,961	5,935
Contract assets and accrued grant income	—	176
Accrued bank interest	412	746
Other receivables	5,622	4,721
	15,351	14,618
Non-current Other Receivables and Contract Assets

	December 31,
	2023	2022
	£’000	£’000
Other receivables	663	100
	663	100
Non-current other receivables relate to deposits on leased premises; due back at the end of the respective lease terms.
A reconciliation of the movement in contract assets and accrued grant income for the Group is as follows:

	January 1, 2023	Recognised as Income	Deductions	Foreign Exchange	December 31, 2023
	£’000	£’000	£’000	£’000	£’000
Grants	176	117	(293)	—	—
Total contract assets and accrued grant income	176	117	(293)	—	—

	January 1, 2022	Recognised as Income	Deductions	Foreign Exchange	December 31, 2022
	£’000	£’000	£’000	£’000	£’000
Grants	126	171	(143)	22	176
Collaborations	179	(69)	(110)	—	—
Total contract assets and accrued grant income	305	102	(253)	22	176